UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21336
                                                    ----------------------------

                        FIRST TRUST VALUE LINE(R)100 FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              CT Corporation System
                               101 Federal Street
                                BOSTON, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                   MARKET
   SHARES                                                           VALUE
-----------                                                      ------------

 COMMON STOCKS - 99.6%

              HOUSEHOLD DURABLES - 8.9%
     59,483   Beazer Homes USA, Inc. ...................         $  2,965,823
    103,508   D.R. Horton, Inc. ........................            3,026,545
     60,136   Hovnanian Enterprises, Inc., Class A* ....            3,066,936
     26,146   KB Home ..................................            3,071,109
     43,202   M.D.C. Holdings, Inc. ....................            3,009,019
      3,838   NVR, Inc.* ...............................            3,012,830
     42,041   Standard Pacific Corp. ...................            3,034,940
     48,207   The Ryland Group, Inc. ...................            2,989,798
     40,085   Toll Brothers, Inc.* .....................            3,160,702
                                                                 ------------
                                                                   27,337,702
                                                                 ------------

              METALS & MINING - 8.0%
    267,853   AK Steel Holding Corp.* ..................            2,962,454
    127,788   Allegheny Technologies, Inc. .............            3,080,969
     40,729   Cleveland-Cliffs, Inc. ...................            2,967,922
     92,909   Commercial Metals Company ................            3,148,686
     50,853   Nucor Corp. ..............................            2,927,099
     67,450   Peabody Energy Corp. .....................            3,126,982
     55,600   Quanex Corp. .............................            2,964,592
     89,158   Teck Cominco Ltd., Class B ...............            3,305,560
                                                                 ------------
                                                                   24,484,264
                                                                 ------------

              HEALTH CARE PROVIDERS & SERVICES - 7.1%
     41,863   Aetna, Inc. ..............................            3,137,632
     90,098   Community Health Systems, Inc.* ..........            3,145,321
     51,876   PacifiCare Health Systems, Inc.* .........            2,952,782
     71,175   The Advisory Board Company* ..............            3,110,348
     65,913   Triad Hospitals, Inc.* ...................            3,302,241
     32,988   UnitedHealth Group, Inc. .................            3,146,395
     24,926   WellPoint Inc.* ..........................            3,124,474
                                                                 ------------
                                                                   21,919,193
                                                                 ------------

              SPECIALTY RETAIL - 7.0%
     55,813   Abercrombie & Fitch Company, Class A .....            3,194,736
    109,886   American Eagle Outfitters, Inc. ..........            3,247,131
     93,732   CarMax, Inc.* ............................            2,952,558
    109,182   Chico's FAS, Inc.* .......................            3,085,483
     53,116   Lowe's Companies, Inc. ...................            3,032,393
     79,536   The Home Depot, Inc. .....................            3,041,457
     65,535   Urban Outfitters, Inc.* ..................            3,143,714
                                                                 ------------
                                                                   21,697,472
                                                                 ------------
              OIL & GAS - 6.2%
     61,647   Berry Petroleum Company, Class A .........            3,171,738
     46,182   EnCana Corp. .............................            3,252,136
     67,464   EOG Resources, Inc. ......................            3,288,195
    161,078   OMI Corp. ................................            3,084,644
     54,806   Southwestern Energy Company* .............            3,110,789
     96,474   XTO Energy, Inc. .........................            3,168,206
                                                                 ------------
                                                                   19,075,708
                                                                 ------------

                  See Notes to Portfolio of Investments.                 Page 1

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                   MARKET
   SHARES                                                           VALUE
-----------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              SOFTWARE - 6.0%
    129,079   Citrix Systems, Inc.* ....................         $  3,074,662
    170,007   Internet Security Systems, Inc.* .........            3,111,128
     61,192   Kronos, Inc.* ............................            3,127,523
     88,845   Macromedia, Inc.* ........................            2,976,307
     65,005   Mercury Interactive Corp.* ...............            3,079,937
    248,133   Oracle Corp.* ............................            3,096,700
                                                                 ------------
                                                                   18,466,257
                                                                 ------------

              HOTELS, RESTAURANTS & LEISURE - 5.9%
    187,350   CKE Restaurants, Inc.* ...................            2,969,497
    102,367   Darden Restaurants, Inc. .................            3,140,620
     51,955   P.F. Chang's China Bistro, Inc.* .........            3,106,909
     52,301   Panera Bread Company, Class A* ...........            2,956,576
     92,516   Sonic Corp.* .............................            3,090,034
     44,360   Station Casinos, Inc. ....................            2,996,518
                                                                 ------------
                                                                   18,260,154
                                                                 ------------

              MACHINERY - 5.9%
     66,803   Actuant Corp., Class A* ..................            3,000,791
    224,616   Columbus McKinnon Corp.* .................            3,059,270
     85,192   Joy Global, Inc. .........................            2,986,866
     37,433   Oshkosh Truck Corp. ......................            3,069,132
    132,710   Stewart & Stevenson Services, Inc. .......            3,037,732
     34,149   The Toro Company .........................            3,022,186
                                                                 ------------
                                                                   18,175,977
                                                                 ------------

              ROAD & RAIL - 4.9%
     49,788   Canadian National Railway Company ........            3,152,078
     72,676   CSX Corp. ................................            3,026,956
     81,719   Norfolk Southern Corp. ...................            3,027,689
    128,538   Swift Transportation Company, Inc.* ......            2,845,831
     49,474   Yellow Roadway Corp.* ....................            2,896,208
                                                                 ------------
                                                                   14,948,762
                                                                 ------------

              COMPUTERS & PERIPHERALS - 4.0%
     71,423   Apple Computer, Inc.* ....................            2,976,196
     79,598   Dell, Inc.* ..............................            3,058,155
    110,959   Network Appliance, Inc.* .................            3,069,126
     76,406   QLogic Corp.* ............................            3,094,443
                                                                 ------------
                                                                   12,197,920
                                                                 ------------

              BIOTECHNOLOGY - 3.9%
     68,627   Affymetrix, Inc.* ........................            2,939,981
     51,903   Amgen, Inc.* .............................            3,021,274
     52,823   Genzyme Corp.* ...........................            3,023,588
     42,667   Invitrogen Corp.* ........................            2,952,556
                                                                 ------------
                                                                   11,937,399
                                                                 ------------


Page 2                See Notes to Portfolio of Investments.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                   MARKET
   SHARES                                                           VALUE
-----------                                                      ------------

 COMMON STOCKS - (CONTINUED)

              TEXTILES, APPAREL & LUXURY GOODS - 3.0%
     54,062   Coach, Inc.* .............................         $  3,061,531
    104,566   Quiksilver, Inc.* ........................            3,035,551
     69,560   Reebok International, Ltd. ...............            3,081,508
                                                                 ------------
                                                                    9,178,590
                                                                 ------------

              IT SERVICES - 3.0%
     77,272   Anteon International Corp.* ..............            3,008,199
     76,769   CheckFree Corp.* .........................            3,129,104
     65,546   Cognizant Technology Solutions Corp.,
                 Class A* ..............................            3,028,225
                                                                 ------------
                                                                    9,165,528
                                                                 ------------

              CHEMICALS - 2.9%
     51,364   Eastman Chemical Company .................            3,030,476
    106,564   Lyondell Chemical Company ................            2,975,267
    133,810   Olin Corp. ...............................            2,983,963
                                                                 ------------
                                                                    8,989,706
                                                                 ------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
    111,972   Itron, Inc.* .............................            3,318,850
    110,280   Jabil Circuit, Inc.* .....................            3,145,186
                                                                 ------------
                                                                    6,464,036
                                                                 ------------

              MULTILINE RETAIL - 2.0%
     59,912   Kohl's Corp.* ............................            3,093,256
     34,784   The Neiman Marcus Group, Inc., Class A ...            3,183,084
                                                                 ------------
                                                                    6,276,340
                                                                 ------------

              ENERGY EQUIPMENT & SERVICES - 2.0%
     70,149   Cal Dive International, Inc.* ............            3,177,750
     77,644   Lone Star Technologies, Inc.* ............            3,061,503
                                                                 ------------
                                                                    6,239,253
                                                                 ------------

              DIVERSIFIED FINANCIAL SERVICES - 2.0%
     37,645   Moody's Corp. ............................            3,043,975
     15,701   The Chicago Mercantile Exchange ..........            3,046,465
                                                                 ------------
                                                                    6,090,440
                                                                 ------------

              COMMERCIAL SERVICES & SUPPLIES - 2.0%
     61,486   ITT Educational Services, Inc.* ..........            2,982,071
     57,017   Websense, Inc.* ..........................            3,067,515
                                                                 ------------
                                                                    6,049,586
                                                                 ------------

              ELECTRICAL EQUIPMENT - 1.9%
     52,399   Rockwell Automation, Inc. ................            2,967,880
     94,541   Thomas & Betts Corp.* ....................            3,053,674
                                                                 ------------
                                                                    6,021,554
                                                                 ------------

              BUILDING PRODUCTS - 1.0%
     81,828   ElkCorp ..................................            3,147,105
                                                                 ------------


                  See Notes to Portfolio of Investments.               Page 3

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                   MARKET
   SHARES                                                           VALUE
-----------                                                      ------------

COMMON STOCKS - (CONTINUED)

              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 1.0%
     81,114   Marvell Technology Group Ltd.* ...........         $  3,109,911
                                                                 ------------

              INSURANCE - 1.0%
     53,919   Prudential Financial, Inc. ...............            3,094,951
                                                                 ------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
     45,360   C.R. Bard, Inc. ..........................            3,088,109
                                                                 ------------

              MEDIA - 1.0%
     43,287   Getty Images, Inc.* ......................            3,078,138
                                                                 ------------

              THRIFTS & MORTGAGE FINANCE - 1.0%
    236,909   TeleTech Holdings, Inc.* .................            3,060,864
                                                                 ------------

              CAPITAL MARKETS - 1.0%
     38,985   Legg Mason, Inc. .........................            3,046,288
                                                                 ------------

              FOOD & STAPLES RETAILING - 1.0%
     66,876   Walgreen Company .........................            2,970,632
                                                                 ------------

              COMMUNICATIONS EQUIPMENT - 1.0%
    310,103   Harmonic Inc.* ...........................            2,964,585
                                                                 ------------

              DISTRIBUTORS - 1.0%
     66,254   Building Materials Holding Corp. .........            2,946,978
                                                                 ------------

              CONSTRUCTION MATERIALS - 0.9%
     50,031   Florida Rock Industries, Inc. ............            2,942,823
                                                                 ------------

              TOTAL COMMON STOCKS ......................          306,426,225
              (Cost $275,113,232)

              TOTAL INVESTMENTS - 99.6% ................          306,426,225
              (Cost $275,113,232)**

              NET OTHER ASSETS & LIABILITIES - 0.4% ....            1,244,349
                                                                 ------------
              NET ASSETS - 100.0% ......................         $307,670,574
                                                                 ============

--------------------------------------------------------------------------------

 *    Non-income producing security.

**    Aggregate cost for federal tax and financial reporting purposes.


Page 4                  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                                 MARCH 31, 2005

                      1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The First Trust Value Line(R) 100 Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time on each day, the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day on which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day on which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $36,934,297 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,621,304.


                                                                          Page 5


ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST VALUE LINE(R) 100 FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R.   Bradley,   Treasurer,   Controller,   Chief
                           Financial Officer and Chief Accounting Officer (principal financial officer)

Date              MAY 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.